Cash and cash equivalents and short-term investments - Short-Term Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Short Term Investments [Line Items]
Cash and cash equivalents	€ 6,951.8	€ 6,049.4
Short-term investments	638.5	1,302.2
Deposits with financial institutions, governments and government related bodies
Short Term Investments [Line Items]
Cash and cash equivalents	2,131.7	1,545.3
Bank accounts
Short Term Investments [Line Items]
Cash and cash equivalents	1,891.8	662.2
Fair Value, Recurring
Short Term Investments [Line Items]
Investments in money market funds	2,928.3	3,841.9
Short-term investments	€ 638.5	€ 1,302.2